Summary of Business - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Shares issued under initial public offering	5,462,500
Issuance of common stock under IPO to underwriters by selling stockholders	712,500
Public offering price of the shares sold in the offering	$ 12.00
Total gross proceeds from IPO	$ 65,550,000
Aggregate net proceeds received	56,105,000		56,105,000
Accumulated deficit		(115,682,000)	(105,436,000)		(75,569,000)
Working capital		32,571,000	46,915,000
Cash and cash equivalents		21,298,000	24,455,000	1,791,000	10,006,000	2,215,000	4,287,000
Short-term investments		2,664,000	13,677,000
Reverse stock split	1-for-3.138458
Date of incorporation		Jun. 15, 2006
Cash, cash equivalents and short-term investments		$ 23,962,000